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Securian AM Dynamic Managed Volatility Fund

Institutional Class Shares – VVMIX

Securian AM Managed Volatility Equity Fund

Institutional Class Shares – VMEIX

Series of Managed Portfolio Series (the “Trust”)

Supplement dated July 10, 2020 to the Prospectus dated December 29, 2019

Changes to the Securian AM Dynamic Managed Volatility Fund

On July 8, 2020, the Board of Trustees of the Trust approved a revision to the name and investment objective for the Securian AM Dynamic Managed Volatility Fund (the “Dynamic Managed Volatility Fund”). There are no changes to the Dynamic Managed Volatility Fund’s principal investment strategies or its principal risks. Effective September 8, 2020, the Dynamic Managed Volatility Fund will be renamed the Securian AM Balanced Stabilization Fund and the investment objective will be revised as set forth below.

Current Investment Objective	Revised Investment Objective
The Securian AM Dynamic Managed Volatility Fund seeks to maximize risk-adjusted total returns relative to its blended benchmark index, comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Securian AM Balanced Stabilization Fund seeks to maximize risk-adjusted returns within a balanced portfolio while using hedging techniques to target volatility of 10% or less over a full market cycle.

Changes to the Securian AM Managed Volatility Equity Fund

On July 8, 2020, the Board of Trustees of the Trust approved a revision to the name and investment objective for the Securian AM Managed Volatility Equity Fund (the “Managed Volatility Equity Fund”). There are no changes to the Managed Volatility Equity Fund’s principal investment strategies or its principal risks. Effective September 8, 2020, the Managed Volatility Equity Fund will be renamed the Securian AM Equity Stabilization Fund and the investment objective will be revised as set forth below.

Current Investment Objective	Revised Investment Objective
The Securian AM Managed Volatility Equity Fund seeks to maximize risk-adjusted returns relative to its blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index.
The Securian AM Equity Stabilization Fund seeks to maximize risk-adjusted returns while using hedging techniques to target volatility of 10% or less over a full market cycle.

In addition, effective September 8, 2020, the Managed Volatility Equity Fund will change its secondary benchmark from a blended benchmark comprised of comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index to the MSCI ACWI Index. The “Average Annual Total Returns” table on page 21 of the Prospectus is hereby replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2018
	One Year	Since Inception (9/28/2015)
Institutional Class Shares
Return Before Taxes	-4.48%	6.05%
Return After Taxes on Distributions	-5.25%	5.45%
Return After Taxes on Distributions and Sale of Fund Shares	-2.14%	4.64%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	-4.38%	11.48%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	-9.42%	8.13%

Please retain this Supplement with your Prospectus for future reference.
Securian AM Dynamic Managed Volatility Fund
Securian AM Dynamic Managed Volatility Fund
Investment Objective
The Securian AM Balanced Stabilization Fund seeks to maximize risk-adjusted returns within a balanced portfolio while using hedging techniques to target volatility of 10% or less over a full market cycle.
Securian AM Managed Volatility Equity Fund
Securian AM Managed Volatility Equity Fund
Investment Objective
The Securian AM Equity Stabilization Fund seeks to maximize risk-adjusted returns while using hedging techniques to target volatility of 10% or less over a full market cycle.
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Securian AM Managed Volatility Equity Fund	Label	1 Year	Since Inception	Inception Date
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	11.48%	Sep. 28, 2015
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	(9.42%)	8.13%	Sep. 28, 2015
Institutional Class Shares	Return Before Taxes	(4.48%)	6.05%	Sep. 28, 2015
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	(5.25%)	5.45%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.14%)	4.64%